Revenue (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Schedule of Revenue

	Year Ended December 31,
	2014	2013

Copper-gold concentrate
Copper	$1,010,752	$37,596
Gold	616,124	13,172
Silver	17,257	752

	$1,644,133	$51,520